Deferred Income Tax Assets and Liabilities (Details) - Schedule of composition of deferred income tax - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of composition of deferred income tax [Abstract]
Tax effect on unrealized gain (loss) on available-for-sale financial asset	S/ 2,554	S/ (1,675)	S/ 62
Tax effect on unrealized gain (loss) on derivative financial asset	754	(2,354)	11,277
Transfer to profit or loss hedge derivate financial instruments which changed to a trading condition.		(9,258)
Total deferred income tax in OCI	3,308	(13,287)	11,339
Other		(2,253)	2,253
Total deferred income tax in equity		S/ (2,253)	S/ 2,253